Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2021	June 30, 2021
Office Equipment	$31,183	$10,665
Electronic Equipment	78,321	74,845
Motor Vehicles	320,146	315,964
Total property, plant and equipment, at cost	429,650	401,474
Less: accumulated depreciation	(134,376)	(97,986)
Property, plant and equipment, net	$295,274	$303,488